INVESTORS CAPITAL SERVICES, INC.
600 Fifth Avenue, 26th Floor
New York, New York 10020
212-332-5211 Telephone
212-332-5190 Fax


Wednesday, July 29, 1998


Mr. Brion R. Thompson
Senior Counsel
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      SAMCO Fund, Inc.
         File Nos. 333-33365, 811-8323

Dear Mr. Thompson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information of the Fund does not differ from that contained in Post-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on July 21, 1998.

Please  direct any  questions  or comments to the  undersigned  at (212)
332-5194.


Yours truly,


/s/ Eric P. Nachimovsky
Eric P. Nachimovsky, Esq.